Related Parties - Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony (Details) - shares	Jun. 30, 2018	Jun. 30, 2017
Directors | Andre Wilkens
Disclosure of transactions between related parties [line items]
Number of shares	101,301	101,301
Directors | Frank Abbott
Disclosure of transactions between related parties [line items]
Number of shares	747,817	606,742
Directors | Harry 'Mashego' Mashego
Disclosure of transactions between related parties [line items]
Number of shares	593	593
Directors | Ken Dicks
Disclosure of transactions between related parties [line items]
Number of shares	35,000	35,000
Prescribed officers | Beyers Nel
Disclosure of transactions between related parties [line items]
Number of shares	42,486	17,553
Prescribed officers | Johannes van Heerden
Disclosure of transactions between related parties [line items]
Number of shares	75,000	25,000
Prescribed officers | Philip Tobias
Disclosure of transactions between related parties [line items]
Number of shares	42,916	11,750